GENERAL AND BASIS OF PRESENTATION	3 Months Ended
Feb. 28, 2014
GENERAL AND BASIS OF PRESENTATION [Text Block]

NOTE 1 — GENERAL AND BASIS OF PRESENTATION

Orgenesis Inc. (the “Company”), incorporated in the State of Nevada on June 5, 2008 together with its wholly-owned subsidiaries (the “Group”) is engaged in the research and development of a new technology for regeneration of functional insulin-producing cells, thus, enabling normal glucose regulated insulin secretion, via cell therapy.

The Group is engaged in research and development in the biotechnology field and is considered a development stage company in accordance with Financial Accounting Standards Board (“ FASB ”) Accounting Standards Codification (“ ASC ”) Topic 915, “Development Stage Entities”.

These unaudited condensed consolidated financial statements of the Company and its wholly-owned subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“ U.S. GAAP ”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. Accordingly, they do not contain all information and notes required by U.S. GAAP for annual financial statements. In the opinion of management, the unaudited condensed consolidated interim financial statements reflect all adjustments, which include normal recurring adjustments, necessary for a fair statement of the Company’s consolidated financial position as of February 28, 2014, the consolidated results of operations and comprehensive loss, and the consolidated cash flows for the three-month periods ended February 28, 2014 and 2013 and for the period from June 5, 2008 (inception date) to February 28, 2014.

The financial data and other information disclosed in the notes to the condensed consolidated financial statements related to these periods are unaudited. The results for the three-month period ended February 28, 2014 are not necessarily indicative of the results to be expected for the year ending November 30, 2014.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s annual report on Form 10-K the year ended November 30, 2013. The condensed consolidated balance sheet data as of November 30, 2013 was derived from the audited consolidated financial statements for the year ended November 30, 2013, but does not include all disclosures required by U.S. GAAP.

These unaudited interim condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has net losses for the period from inception (June 5, 2008) through February 28, 2014 of $11,384,289, as well as a negative cash flows from operating activities. Presently, the Company does not have sufficient cash resources to meet its plans in the twelve months following February 28, 2014. Management is in the process of evaluating various financing alternatives, as the Company will need to finance future research and development activities and general and administrative expenses in either the public or private equity markets.

These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Management believes that it will be able to secure the necessary financing as a result of ongoing financing discussions with third party investors and existing shareholders, including via future exercise of 4,055,567 warrants for a total amount of $2,130,894. See also Notes 4b and 6. However, there is no assurance that the Company will be successful with those initiatives.

These condensed consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability. If the Company is unsuccessful in raising additional financing, it may need to curtail, discontinue or cease operations.